Label		Element	Value
Prospectus:		rr_ProspectusTable
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Mar. 31, 2015
Registrant Name		dei_EntityRegistrantName	RYDEX SERIES FUNDS
Central Index Key		dei_EntityCentralIndexKey	0000899148
Amendment Flag		dei_AmendmentFlag	false
Document Creation Date		dei_DocumentCreationDate	Jul. 29, 2015
Document Effective Date		dei_DocumentEffectiveDate	Aug. 01, 2015
Prospectus Date		rr_ProspectusDate	Aug. 01, 2015
RYDEX SERIES FUND P CLASS | Guggenheim Long Short Equity Fund
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	LONG SHORT EQUITY FUND
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Long Short Equity Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class P shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 331% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	331.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The Fund will invest, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in long and short equity or equity-like securities, including individual securities and derivatives (based on their notional value for purposes of this 80% calculation) giving exposure (i.e., economic characteristics similar to) to different industries or styles to which the Fund is seeking exposure. The Fund seeks to respond to the dynamically changing economy by moving its investments among different industries and styles (i.e., non-industry factors including, but not limited to, valuations, growth prospects and capitalization). The Advisor allocates investments to industries and styles according to several measures of momentum. Companies associated with industries and/or styles demonstrating positive momentum are favored while those experiencing negative momentum are disfavored. The Fund may hold both long and short positions. Equity positions are determined based on their associated industry and style momentum, risk characteristics, and liquidity. The Fund invests in equity securities, including small-, mid-, and large-capitalization securities, such as U.S. traded common stocks and American Depositary Receipts (“ADRs”), but also may invest in derivative instruments which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities of companies included in the different industries or styles to which the Fund is seeking exposure. The Fund may invest in derivatives to hedge or gain leveraged exposure to a particular industry, style or company depending on market conditions.

Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant.

Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also may enter into short sales of broad-based stock indices for hedging purposes in an effort to reduce portfolio risk or volatility. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and other cash equivalents with maturities of one year or less to collateralize its derivatives positions or for defensive purposes to seek to avoid losses during adverse market conditions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct significant trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under certain circumstances the Fund may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Accordingly, the potential for the value of a floating rate security to increase/decrease in response to interest rate declines/increases is limited. Fixed income securities with longer durations are subject to greater volatility than those with shorter durations. Thus, if interest rates rise sharply, the value of the Fund’s fixed income investments and share price could decline. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment vehicles’ expenses. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying investment vehicles.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

INVESTMENT STYLE RISK—The Advisor’s judgments about the attractiveness, value and potential appreciation of a particular market segment may prove to be incorrect and may underperform other market segments.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK—The Fund’s investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed.  As a result, such investments may give rise to losses that exceed the amount invested in those instruments.  The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

LIQUIDITY RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular security or derivative instrument within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

PREPAYMENT RISK—The Fund’s investments in or exposure to fixed income investments subjects the Fund to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—Because the Fund seeks to gain exposure to different industries and sectors in the economy, from time to time, it may invest a significant percentage of the Fund’s assets in issuers in a single industry or sector of the economy. To the extent the Fund has significant investment exposure to an industry or sector, such exposure may present more risks than if the Fund’s investments were more broadly diversified. While the Fund’s sector and industry exposure is expected to vary over time, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors and industries the Fund may have exposure to over time and should not be relied on as such.

BASIC MATERIALS SECTOR RISK—To the extent that the Fund’s investments are focused in issuers conducting business in the basic materials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the basic materials sector. The prices of the securities of basic materials companies also may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

ENERGY SECTOR RISK—To the extent that the Fund’s investments are focused in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy and energy commodities sectors. The prices of the securities of energy companies also may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

FINANCIAL SERVICES SECTOR RISK—To the extent that the Fund’s investments are exposed to in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Such issuers include counterparties with which the Fund may enter into swap agreements or other contractual instruments. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

REAL ESTATE SECTOR RISK—To the extent that the Fund’s investments are focused in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Investments in real estate companies and REITs also may subject the Fund to the risks associated with the direct ownership of real estate. In addition to these risks, REITs are dependent on specialized management skills. These factors may increase the volatility of the Fund’s investments in REITs.

TECHNOLOGY SECTOR RISK—To the extent that the Fund’s investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies also may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

SHORT SALES RISK—Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the security sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TRADING HALT RISK— If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
Effective upon the close of business on April 30, 2015, the Fund converted its existing Class H shares to Class P shares. Therefore, the returns shown in the bar chart below for periods prior to May 1, 2015 are the returns of the Fund's former Class H shares. The Fund's Class P shares would have annual returns substantially similar to those of the Fund's former Class H shares because they are invested in the same portfolio of securities and have a similar expense structure to Class H shares. The returns shown have not been adjusted to reflect any differences in expenses between Class P shares and Class H shares. However, because both share classes have substantially similar expense structures, if not identical, the returns shown should be substantially the same. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the former Class H shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. On May 28, 2010 and October 30, 2013, the Fund’s principal investment strategies were revised; therefore, the performance and average annual total returns shown for periods prior to May 28, 2010 and October 30, 2013 may have differed had the Fund’s current investment strategy been in effect during those periods.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the former Class H shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	The performance information shown below for Class H shares is based on a calendar year.
Bar Chart Narrative [Text Block]		rr_BarChartNarrativeTextBlock	The year-to-date return for the period from January 1, 2015 through June 30, 2015 is 1.85%.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q3 2009	15.91%	Q4 2008	-21.78%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]		rr_BarChartReturnsForClassNotOfferedInProspectus	Effective upon the close of business on April 30, 2015, the Fund converted its existing Class H shares to Class P shares. Therefore, the returns shown in the bar chart below for periods prior to May 1, 2015 are the returns of the Fund's former Class H shares. The Fund's Class P shares would have annual returns substantially similar to those of the Fund's former Class H shares because they are invested in the same portfolio of securities and have a similar expense structure to Class H shares. The returns shown have not been adjusted to reflect any differences in expenses between Class P shares and Class H shares. However, because both share classes have substantially similar expense structures, if not identical, the returns shown should be substantially the same.
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

RYDEX SERIES FUND P CLASS | Guggenheim Long Short Equity Fund | HFRX Global Hedge Fund Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label		rr_AverageAnnualReturnLabel	HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	1.42%
5 Years		rr_AverageAnnualReturnYear05	0.81%
10 Years		rr_AverageAnnualReturnYear10	0.31%
RYDEX SERIES FUND P CLASS | Guggenheim Long Short Equity Fund | Russell 3000 Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label		rr_AverageAnnualReturnLabel	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	12.56%
5 Years		rr_AverageAnnualReturnYear05	15.63%
10 Years		rr_AverageAnnualReturnYear10	7.94%
RYDEX SERIES FUND P CLASS | Guggenheim Long Short Equity Fund | Class P
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	RYSRX
Shareholder Fee, Other		rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.51%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.51%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	1.02%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	[1]	rr_ExpensesOverAssets	2.19%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 222
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	685
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,175
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,524
Annual Return 2005		rr_AnnualReturn2005	14.15%
Annual Return 2006		rr_AnnualReturn2006	11.30%
Annual Return 2007		rr_AnnualReturn2007	21.83%
Annual Return 2008		rr_AnnualReturn2008	(40.23%)
Annual Return 2009		rr_AnnualReturn2009	27.32%
Annual Return 2010		rr_AnnualReturn2010	10.77%
Annual Return 2011		rr_AnnualReturn2011	(6.88%)
Annual Return 2012		rr_AnnualReturn2012	4.00%
Annual Return 2013		rr_AnnualReturn2013	18.22%
Annual Return 2014		rr_AnnualReturn2014	2.82%
Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.85%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	15.91%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(21.78%)
Label		rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	2.82%
5 Years		rr_AverageAnnualReturnYear05	5.45%
10 Years		rr_AverageAnnualReturnYear10	4.38%
RYDEX SERIES FUND P CLASS | Guggenheim Long Short Equity Fund | Class P | After Taxes on Distributions
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	2.82%
5 Years		rr_AverageAnnualReturnYear05	5.42%
10 Years		rr_AverageAnnualReturnYear10	4.17%
RYDEX SERIES FUND P CLASS | Guggenheim Long Short Equity Fund | Class P | After Taxes on Distributions and Sales
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	1.60%
5 Years		rr_AverageAnnualReturnYear05	4.24%
10 Years		rr_AverageAnnualReturnYear10	3.48%
RYDEX SERIES FUND P CLASS | Event Driven and Distressed Strategies Fund
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	EVENT DRIVEN AND DISTRESSED STRATEGIES FUND
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Event Driven and Distressed Strategies Fund (the “Fund”) seeks to achieve capital growth.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class P shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	107.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table (before and after any fee waivers and/or expense reimbursements) may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The Fund’s investment methodology is based on a systematic algorithm developed through extensive quantitative research that is designed to select and weight a basket of six liquid, investable factors: small cap and distressed equities, high yield (or “junk”) bonds and credit, merger arbitrage and an illiquidity premium. In combination, these six factors seek to target return characteristics similar to those of the universe of event driven hedge funds. Event driven hedge funds seek to profit from potential mispricings of the securities and the pricing spreads created by the risks related to a specific corporate transaction or market event. Such events can include: mergers, bankruptcies, financial or operational stress, restructurings, asset sales, recapitalizations, spin-offs, litigation, regulatory and legislative changes as well as other types of corporate events. Small cap equities, high yield bonds, and the equities of distressed companies combined with credit derivatives are a proxy for the primary instruments and exposures traded by distressed and opportunistic credit funds. A merger arbitrage index offers exposure to a liquid, diversified and broadly representative set of arbitrage positions on announced American and Western European merger and acquisition deals. The illiquidity factor seeks to represent the risk premium that may be achieved by holding illiquid securities. The factors and weights of those factors identified by the algorithm may change over time and may be long or short at any given time.

The Fund primarily seeks to obtain these exposures through swap agreements, but it also may invest in a combination of: domestic and foreign common stock; American Depositary Receipts (“ADRs”); credit or equity-linked instruments, primarily consisting of exchange-traded notes (“ETNs”); exchange-traded funds (“ETFs”); other pooled investment vehicles; and other derivatives, primarily consisting of futures and options on securities, futures and securities indices. Swaps and futures and options contracts enable the Fund to purse its investment objective without investing directly in the securities underlying such contracts. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions.

From time to time, the Fund also may enter into short sales and invest in short positions of certain of its portfolio investments. The Fund may invest in derivatives to hedge or gain leveraged exposure to the components of a particular investable factor. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivatives positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant.

Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also may enter into short sales of broad-based stock indices for hedging purposes in an effort to reduce portfolio risk or volatility. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and other cash equivalents with maturities of one year or less to collateralize its derivatives positions or for defensive purposes to seek to avoid losses during adverse market conditions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct significant trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under certain circumstances the Fund may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

DISTRESSED SECURITIES RISK—The Fund may purchase or seek exposure to distressed securities of business enterprises involved in workouts, liquidations, reorganizations, bankruptcies and similar situations. Because there is typically substantial uncertainty concerning the outcome of transactions involving business enterprises in these situations, there is a high degree of risk of loss, including loss of the entire investment. In addition, distressed securities may be subject to periods of abrupt and erratic market movements and above-average price volatility. The market for distressed securities tends to be illiquid and as a result, distressed securities can be difficult to value.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

EVENT DRIVEN STRATEGIES RISK—Generally, the success of event driven strategies depends on the successful prediction of whether various corporate events will occur or be consummated. Investing in companies in anticipation of an event carries the risk that the event may not happen or may take considerable time to unfold, it may happen in modified or conditional form, or the market may react differently than expected to the event, in which case the Fund may experience losses.

EXCHANGE-TRADED NOTES (ETNs) RISK—The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. The Fund’s investments in foreign securities and foreign issuers are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Accordingly, the potential for the value of a floating rate security to increase/decrease in response to interest rate declines/increases is limited. Fixed income securities with longer durations are subject to greater volatility than those with shorter durations. Thus, if interest rates rise sharply, the value of the Fund’s fixed income investments and share price could decline. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment vehicles’ expenses. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying investment vehicles.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

INVESTMENT TECHNIQUE RISK—Some investment techniques of the Fund, such as its use of derivatives and other financial instruments to seek to achieve its investment objective, may be considered aggressive.  These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK—The Fund’s investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed.  As a result, such investments may give rise to losses that exceed the amount invested in those instruments.  The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

LIQUIDITY RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular security or derivative instrument within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

PREPAYMENT RISK—The Fund’s investments in or exposure to fixed income investments subjects the Fund to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SHORT SALES RISK—Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the security sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TRADING HALT RISK— If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
Effective upon the close of business on April 30, 2015, the Fund converted its existing Class H shares to Class P shares. Therefore, the returns shown in the bar chart below for periods prior to May 1, 2015 are the returns of the Fund's former Class H shares. The Fund's Class P shares would have annual returns substantially similar to those of the Fund's former Class H shares because they are invested in the same portfolio of securities and have a similar expense structure to Class H shares. The returns shown have not been adjusted to reflect any differences in expenses between Class P shares and Class H shares. However, because both share classes have substantially similar expense structures, if not identical, the returns shown should be substantially the same. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the former Class H shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index and the Credit Suisse Event Driven Liquid Index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the former Class H shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index and the Credit Suisse Event Driven Liquid Index.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	The performance information shown below for Class H shares is based on a calendar year.
Bar Chart Narrative [Text Block]		rr_BarChartNarrativeTextBlock	The year-to-date return for the period from January 1, 2015 through June 30, 2015 is 2.11%.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q4 2011	7.95%	Q3 2011	-10.94%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]		rr_BarChartReturnsForClassNotOfferedInProspectus	Effective upon the close of business on April 30, 2015, the Fund converted its existing Class H shares to Class P shares. Therefore, the returns shown in the bar chart below for periods prior to May 1, 2015 are the returns of the Fund's former Class H shares. The Fund's Class P shares would have annual returns substantially similar to those of the Fund's former Class H shares because they are invested in the same portfolio of securities and have a similar expense structure to Class H shares. The returns shown have not been adjusted to reflect any differences in expenses between Class P shares and Class H shares. However, because both share classes have substantially similar expense structures, if not identical, the returns shown should be substantially the same.
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

RYDEX SERIES FUND P CLASS | Event Driven and Distressed Strategies Fund | S&P 500 Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label		rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	13.69%
Since Inception		rr_AverageAnnualReturnSinceInception	19.10%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 30, 2010
RYDEX SERIES FUND P CLASS | Event Driven and Distressed Strategies Fund | Credit Suisse Event Driven Liquid Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label		rr_AverageAnnualReturnLabel	Credit Suisse Event Driven Liquid Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	(0.79%)
Since Inception		rr_AverageAnnualReturnSinceInception	7.31%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 30, 2010
RYDEX SERIES FUND P CLASS | Event Driven and Distressed Strategies Fund | Class P
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	RYDSX
Shareholder Fee, Other		rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.86%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	[2]	rr_ExpensesOverAssets	2.08%
Fee Waiver or Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Net Expenses (as a percentage of Assets)	[2]	rr_NetExpensesOverAssets	1.97%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 200
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	641
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,109
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,402
Annual Return 2011		rr_AnnualReturn2011	(1.04%)
Annual Return 2012		rr_AnnualReturn2012	8.35%
Annual Return 2013		rr_AnnualReturn2013	11.48%
Annual Return 2014		rr_AnnualReturn2014	(3.13%)
Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	2.11%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	7.95%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(10.94%)
Label		rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	(3.13%)
Since Inception		rr_AverageAnnualReturnSinceInception	5.90%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 30, 2010
RYDEX SERIES FUND P CLASS | Event Driven and Distressed Strategies Fund | Class P | After Taxes on Distributions
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	(5.00%)
Since Inception		rr_AverageAnnualReturnSinceInception	4.08%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 30, 2010
RYDEX SERIES FUND P CLASS | Event Driven and Distressed Strategies Fund | Class P | After Taxes on Distributions and Sales
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	(1.77%)
Since Inception		rr_AverageAnnualReturnSinceInception	3.88%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 30, 2010

[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[2]	The Total Annual Fund Operating Expenses in this fee table (before and after any fee waivers and/or expense reimbursements) may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[3]	The Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep net operating expenses for Class H shares (including Rule 12b-1 fees (if any), but exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which the Fund invests, interest, taxes, litigation, indemnification, and extraordinary expenses (as determined under generally accepted accounting principles) (“Excluded Expenses”)) from exceeding 1.90% of the Fund’s Class H shares average daily net assets. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.90%. This Agreement may be terminated only with the approval of the Fund’s Board of Trustees. In any event, this undertaking will continue for at least twelve months from the date of this Prospectus.